Other Assets Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Oct. 22, 2020	Dec. 31, 2019	Jul. 20, 2018
Disclosure of joint operations [line items]
Loan receivable			$ 47
Interest rate		4.07%		4.509%
Kent Hills Wind L.P.
Disclosure of joint operations [line items]
Loan receivable	$ 52		$ 47
Proportion of ownership interests held by non-controlling interests	17.00%
Interest rate	4.55%